Deferred Income Tax and Other Liabilities - Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates and Average Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Income And Other Liabilities [Abstract]
Income before income taxes	$ 46,912	$ 87,769
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense based on the above rates	$ 12,666	$ 23,698
Non-deductible expenses and permanent differences	5,149	2,102
Non-taxable portion of capital gain or loss	(1,827)	(3,776)
Withholding taxes	2,821	2,975
Recognition of unrecognized losses on Horizon transaction	0	(11,977)
Change in unrecognized temporary differences and other	(14,606)	(3,703)
Total income tax expense	$ 4,203	$ 9,319